Premiums and Accounts Receivable	12 Months Ended
Dec. 31, 2014
Premiums and Accounts Receivable
Premiums and Accounts Receivable

6.Premiums and Accounts Receivable

Receivables are reported net of an allowance for uncollectible items.  A summary of such receivables is as follows:

	As of December 31,
	2014	2013
Insurance premiums receivable	$1,459	$1,508
Other receivables	220	200
Total (1)	$1,679	$1,708

(1)	For the years ended December 31, 2014 and 2013, the Company did not have any material allowances for uncollectible items.